Commitments, Contingencies and Off-Balance-Sheet Risk - Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	$ 15,611	$ 5,613
Variable Rate	397,271	322,915
Lines of Credit and Construction Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	14,984	4,982
Variable Rate	359,220	286,925
Overdraft Protection [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	3	7
Variable Rate	37,201	33,353
Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	624	624
Variable Rate	$ 850	$ 2,637